Commitments and Contingencies (Future Minimum Payments Under Non-Cancelable Operating Leases) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Contingencies And Commitments [Line Items]
2013	$ 370	$ 1,349
2014	1,393	1,260
2015	731	618
2016	671	556
2017	697	580
Thereafter	2,734	2,654
Total	$ 6,596	$ 7,017